BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant, and equipment and Income tax and Others (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 ARS ($)
Dividends [Abstract]
Minimum percentage of dividends over the period's earnings as required by Chilean Corporate Law	30.00%
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	30 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Warehouse installations and accessories | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Warehouse installations and accessories | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	30 years
Furniture and supplies | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Furniture and supplies | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Motor vehicles | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Motor vehicles | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	7 years
Other Property, plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Other Property, plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	8 years
Bottles and containers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Bottles and containers | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	8 years
Software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Argentina operation
Revenue
Gross municipal taxes	$ 15,927,999
Gross municipal taxes as a percentage of consolidated revenue	0.87%